PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land	$ 4,746	$ 4,746
Buildings	13,583	11,879
Leasehold Improvements	10,717	10,802
Furniture and Equipment	12,905	12,741
Construction in Process	30	1,233
Total	41,981	41,401
Accumulated depreciation and amortization	(20,793)	(19,690)
Premises and equipment, net	$ 21,188	$ 21,711